Investment Portfolioas of September 30, 2023 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 98.5%
Australia 3.8%
Centuria Industrial REIT	185,611	358,440
Goodman Group	52,775	726,028
GPT Group	572,428	1,431,223
HomeCo Daily Needs REIT	870,460	645,578
Region RE Ltd.	597,088	774,067
Scentre Group	707,127	1,115,021
Stockland	362,322	910,719
(Cost $6,582,896)		5,961,076
Belgium 0.4%
Aedifica SA	7,721	438,714
VGP NV	2,333	215,209
(Cost $781,699)		653,923
Canada 2.7%
Boardwalk Real Estate Investment Trust	13,983	687,800
Canadian Apartment Properties REIT	21,404	710,394
Chartwell Retirement Residences (Units) (a)	91,902	695,566
InterRent Real Estate Investment Trust	43,428	399,349
RioCan Real Estate Investment Trust	129,396	1,721,469
(Cost $4,200,794)		4,214,578
France 1.1%
ICADE	10,069	331,387
Klepierre SA	60,155	1,472,246
(Cost $1,685,283)		1,803,633
Germany 1.8%
Vonovia SE (Cost $3,042,960)	121,989	2,920,887
Hong Kong 4.6%
CK Asset Holdings Ltd.	486,320	2,551,445
Hongkong Land Holdings Ltd.	72,200	257,576
Hysan Development Co., Ltd.	96,000	186,109
Link REIT	433,519	2,118,293
Sun Hung Kai Properties Ltd.	144,000	1,535,535
Wharf Holdings Ltd.	229,000	572,218
(Cost $7,285,513)		7,221,176
Japan 10.5%
Activia Properties, Inc.	407	1,123,251
Daiwa House REIT Investment Corp.	375	662,184
Hulic Reit, Inc.	132	140,791
Industrial & Infrastructure Fund Investment Corp.	1,351	1,249,282
Japan Excellent, Inc.	114	100,923
Japan Hotel REIT Investment Corp.	1,696	885,230

Japan Metropolitan Fund Invest	1,356	879,746
Keihanshin Building Co., Ltd.	91,700	838,763
Kenedix Retail REIT Corp.	729	1,410,032
Mitsubishi Estate Co., Ltd.	272,400	3,554,016
Mitsui Fudosan Co., Ltd.	90,500	1,992,757
Mori Trust REIT, Inc.	3,732	1,816,970
Nippon Prologis REIT, Inc.	904	1,687,763
TOC Co., Ltd.	38,500	164,807
(Cost $17,336,376)		16,506,515
Netherlands 0.4%
CTP NV 144A (Cost $645,975)	39,651	568,078
Singapore 3.7%
CapitaLand Ascendas REIT	909,400	1,825,510
CapitaLand Investment Ltd.	451,519	1,019,741
City Developments Ltd.	107,400	518,479
Frasers Logistics & Commercial Trust	1,300,800	1,016,321
Mapletree Industrial Trust	31,500	52,074
Mapletree Logistics Trust	1,138,700	1,395,547
(Cost $6,128,808)		5,827,672
Spain 0.7%
Arima Real Estate SOCIMI SA*	26,841	192,333
Inmobiliaria Colonial Socimi SA	35,748	202,745
Merlin Properties Socimi SA	89,628	754,335
(Cost $1,435,046)		1,149,413
Sweden 1.5%
Castellum AB	102,355	1,036,630
Fabege AB (a)	73,512	584,574
Fastighets AB Balder "B"*	163,412	732,428
(Cost $2,419,850)		2,353,632
Switzerland 0.7%
PSP Swiss Property AG (Registered) (Cost $997,462)	8,767	1,034,715
United Kingdom 4.7%
Big Yellow Group PLC	54,771	622,921
British Land Co. PLC	365,730	1,407,677
Derwent London PLC	23,028	538,397
Grainger PLC	360,766	1,024,605
Life Science Reit PLC	441,407	375,127
Segro PLC	175,186	1,530,645
Shaftesbury Capital PLC	209,150	292,143
The PRS REIT PLC	280,705	234,308
Tritax EuroBox PLC 144A	315,480	193,247
Tritax EuroBox PLC 144A	80,292	49,703
UNITE Group PLC	110,658	1,204,785
(Cost $7,760,801)		7,473,558
United States 61.9%
Agree Realty Corp. (REIT)	49,032	2,708,528
American Homes 4 Rent "A", (REIT)	100,231	3,376,782
Americold Realty Trust, Inc. (REIT)	82,396	2,505,662
AvalonBay Communities, Inc. (REIT)	44,507	7,643,632

Brixmor Property Group, Inc. (REIT)	77,855	1,617,827
CubeSmart (REIT)	59,656	2,274,683
Digital Realty Trust, Inc. (REIT)	39,445	4,773,634
EastGroup Properties, Inc. (REIT)	20,085	3,344,755
Equinix, Inc. (REIT)	11,702	8,498,695
Equity LifeStyle Properties, Inc. (REIT)	52,650	3,354,332
Essential Properties Realty Trust, Inc. (REIT)	116,400	2,517,732
Hudson Pacific Properties, Inc. (REIT)	106,013	704,987
Iron Mountain, Inc. (REIT)	53,332	3,170,587
Kite Realty Group Trust (REIT)	150,731	3,228,658
Medical Properties Trust, Inc. (REIT)	46,841	255,284
Mid-America Apartment Communities, Inc. (REIT)	4,336	557,826
Omega Healthcare Investors, Inc. (REIT)	77,814	2,580,312
Prologis, Inc. (REIT)	110,144	12,359,233
Public Storage (REIT)	21,434	5,648,288
Ryman Hospitality Properties, Inc. (REIT)	11,433	952,140
Simon Property Group, Inc. (REIT)	38,064	4,112,054
SL Green Realty Corp. (REIT) (a)	37,310	1,391,663
Spirit Realty Capital, Inc. (REIT)	61,051	2,047,040
Sun Communities, Inc. (REIT)	7,495	886,958
UDR, Inc. (REIT)	88,411	3,153,620
Ventas, Inc. (REIT)	54,882	2,312,179
VICI Properties, Inc. (REIT)	140,937	4,101,267
Vornado Realty Trust (REIT)	89,888	2,038,660
Welltower, Inc. (REIT)	65,649	5,377,966
(Cost $86,750,960)		97,494,984
Total Common Stocks (Cost $147,054,423)		155,183,840

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c) (Cost $1,972,950)	1,972,950	1,972,950

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $891,364)	891,364	891,364

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $149,918,737)	100.3	158,048,154
Other Assets and Liabilities, Net	(0.3)	(510,501)
Net Assets	100.0	157,537,653
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (b) (c)
2,712,756	—	739,806 (d)	—	—	17,542	—	1,972,950	1,972,950
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (b)
146,484	23,045,312	22,300,432	—	—	32,127	—	891,364	891,364
2,859,240	23,045,312	23,040,238	—	—	49,669	—	2,864,314	2,864,314

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $1,924,635, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At September 30, 2023 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Specialized REITs	29,090,075	19%
Industrial REITs	28,051,260	18%
Retail REITs	24,142,702	16%
Residential REITs	22,209,786	14%
Real Estate Management & Development	21,551,522	14%
Health Care REITs	11,339,582	7%
Diversified REITs	11,096,269	7%
Office REITs	5,169,708	3%
Hotel & Resort REITs	1,837,370	1%
Health Care Providers & Services	695,566	1%
Total	155,183,840	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,961,076	$—	$5,961,076
Belgium	—	653,923	—	653,923
Canada	4,214,578	—	—	4,214,578
France	—	1,803,633	—	1,803,633
Germany	—	2,920,887	—	2,920,887
Hong Kong	—	7,221,176	—	7,221,176
Japan	—	16,506,515	—	16,506,515
Netherlands	—	568,078	—	568,078
Singapore	—	5,827,672	—	5,827,672
Spain	—	1,149,413	—	1,149,413
Sweden	—	2,353,632	—	2,353,632
Switzerland	—	1,034,715	—	1,034,715
United Kingdom	—	7,473,558	—	7,473,558
United States	97,494,984	—	—	97,494,984
Short-Term Investments (a)	2,864,314	—	—	2,864,314
Total	$104,573,876	$53,474,278	$—	$158,048,154

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH3
R-080548-2 (1/25)